Financial Statements Schedule I - Condensed Balance Sheets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 62,951,607	$ 229,660,148	$ 83,948,770	$ 13,160,696
Short-term investments	200,350,000
Prepayments and other current assets	5,749,260	954,506
Total current assets	269,144,397	230,614,654
Total assets	301,987,149	249,634,228
Current liabilities:
Other payables	7,766,843	3,101,459
Total current liabilities	48,841,494	12,069,144
Deferred income	2,063,942	2,394,124
Total liabilities	50,905,436	14,463,268
Shareholders' equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 49,803,050 and 58,006,967 shares outstanding as of December 31, 2017 and 2018, respectively)	3,481	2,995
Subscription receivable		(18)
Additional paid-in capital	498,043,011	345,269,688
Accumulated deficit	(249,626,508)	(110,551,613)
Accumulated other comprehensive income	2,661,729	449,908
Total shareholders' equity	251,081,713	235,170,960	(51,551,749)	(18,369,903)
Total liabilities and shareholders' equity	301,987,149	249,634,228
Parent Company
Current assets:
Cash and cash equivalents	745,980	181,910,618	$ 24,813,050	$ 3,114,070
Short-term investments	200,350,000
Prepayments and other current assets	2,912,408	450,333
Total current assets	204,008,388	182,360,951
Investment in subsidiaries	48,747,970	54,885,326
Total assets	252,756,358	237,246,277
Current liabilities:
Other payables	504,645	593,317
Total current liabilities	504,645	593,317
Deferred income	1,170,000	1,482,000
Total liabilities	1,674,645	2,075,317
Shareholders' equity
Ordinary shares (par value of US$0.00006 per share; 83,333,333 shares authorized, 49,803,050 and 58,006,967 shares outstanding as of December 31, 2017 and 2018, respectively)	3,481	2,995
Subscription receivable		(18)
Additional paid-in capital	498,043,011	345,269,688
Accumulated deficit	(249,626,508)	(110,551,613)
Accumulated other comprehensive income	2,661,729	449,908
Total shareholders' equity	251,081,713	235,170,960
Total liabilities and shareholders' equity	$ 252,756,358	$ 237,246,277